CASH FLOW – OTHER ITEMS	6 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
CASH FLOW – OTHER ITEMS
11 ■ Cash Flow - Other Items

Operating Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Adjustments for non-cash income statement items:
Loss (gain) on non-hedge derivatives	$2	($12)	$1	($5)
Loss on warrant investments at FVPL	5	—	10	—
Share-based compensation expense	23	33	36	50
Change in estimate of rehabilitation costs at closed mines	6	7	29	97
Net inventory impairment charges	—	1	8	18
Change in other assets and liabilities	(82)	21	(104)	17
Settlement of share-based compensation	—	(1)	(44)	(27)
Settlement of rehabilitation obligations	(30)	(24)	(52)	(44)
Other operating activities	($76)	$25	($116)	$106
Cash flow arising from changes in:
Accounts receivable	($29)	($40)	$6	($48)
Inventory	(97)	59	(111)	(25)
Other current assets	(75)	(33)	(82)	(139)
Accounts payable	28	6	(73)	(73)
Other current liabilities	(24)	—	11	(29)
Change in working capital	($197)	($8)	($249)	($314)

Financing Cash Flows – Other Items	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Pueblo Viejo JV partner shareholder loan	$43	$—	$64	$—
Debt extinguishment costs	—	—	—	(15)
Other financing activities	$43	$—	$64	($15)